Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 949/673-4510             Fax:  949/673-4525

                    March 4, 2016


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Amendment No. 1 to
	       Cabot Hill Acquisition Corporation
	       File No. 000-55560

Mesdames/Gentlemen:

     I attach for filing Amendment No. 1 to the Cabot Hill
Acquisition Corporation registration statement on Form 10-12g.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated February 3, 2016 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

General

1. The Staff's comment is noted and each registration statement has been amended in accordance with the relevant comment.

Item 1. Business

2.   The Staff comment relates to Orders issued against Messrs.
     Cassidy and McKillop in 2001. The Registrant believes that such disclosure is no longer required by the Rules.

Recent Blank Check Companies

3. After the change in control with new management is effected, Messrs. Cassidy and/or McKillop no longer have any control of the company that has changed control and neither is privy to any information other than that generally available to the public. Neither Messrs. Cassidy nor McKillop can accurately disclose the information requested in this comment. At the time of the change of control, Tiber Creek provides new management with information about company filings and director and officer responsibilities to complete and make timely filings. Tiber Creek assists clients in meeting initial reporting requirements. This is similar to law firms that prepare, file, and see to effectiveness, registration statements for clients, such law firms are frequently not engaged as counsel to continue with the legal work pursuant to the reporting requirements of the Securities Exchange Act of 1934.

	Disclosure appears as a risk factor and at the beginning of the section entitled "Recent Blank Check Companies" regarding reporting as a public company and the failure of many companies to maintain such reporting. Messrs. Cassidy and McKillop through Tiber Creek work with many companies, some start-up and others on-going, that wish to become public companies. Messrs.
	Cassidy and McKillop believe that companies deserve the opportunity and have the right for such opportunity to become a public company. Although they counsel management of these companies on the requirements, disclosure, expense and limitations that being a public company encompasses they cannot pre-determine which of these companies will be able or not to meet the obligations thereby imposed. Again, this is similar to a law firm which prepares and sees to effectiveness a registration statement pursuant to the Securities Act of 1933. That law firm cannot predict which of these companies may or may not continue with timely public reporting particularly if not then engaged for work pursuant to the Securities Exchange Act of 1934.

	Through Tiber Creek Corporation, services provided to a company include initial general corporate overview, assistance with honing the private company business plan, assistance in effecting a business combination to reincorporate as Delaware company, filing a resale registration statement, assistance with filing a Form 15c211 and introductions to the brokerage community. Fees paid to Tiber Creek are a fee for a myriad of negotiated services and any disclosure of such fees paid would be misleading as the fees are not generally comparable. No compensation is transaction based.

4.	The disclosure has been corrected so that the disclosure relates only
	to companies in which Messrs. Cassidy or McKillop have been involved within the past five years.

Financial Statements

General

5.   	Disclosure has been added and appears under Note 4 "Subsequent Event" on
	page 8 of the notes to the financial statements.


Notes to Financial Statements

Note 1
Basis of Presentation

6.  	Disclosure has been added to the section "Basis or Presentation" and
	appears beginning on page 6 of the notes to the financial statements.

	                         Sincerely,



	                         /s/ Lee Cassidy

				  Cell phone:  202-415-3563